Property and equipment (Tables)	6 Months Ended
Jun. 30, 2026
Property And Equipment
Schedule of property and equipment

	Aircraft and engines	Radar and mapping equipment	Furniture and fixtures	Leasehold improvements	Under construction	Total

Balance at December 31, 2025	$1,249	$1,385	$17	$30	$374	$3,055

Additions	-	748	-	-	962	1,710
Depreciation	(120)	(305)	(5)	(21)		(451)
Transfer	395	-	-	-	(395)	-

Balance at June 30, 2026	$1,524	$1,828	$12	$9	$941	$4,314

	Aircraft and engines	Radar and mapping equipment	Furniture and fixtures	Leasehold improvements	Under construction	Total

Cost	$11,732	$26,766	$377	$1,162	$374	$40,411

Accumulated depreciation	(10,483)	(25,381)	(360)	(1,132)	-	(37,356)

Balance at December 31, 2025	$1,249	$1,385	$17	$30	$374	$3,055

Cost	$12,127	$26,199	$377	$1,162	$941	$40,806

Accumulated depreciation	(10,603)	(24,371)	(365)	(1,153)	-	(36,492)

Balance at June 30, 2026	$1,524	$1,828	$12	$9	$941	$4,314